Operating Assets and Liabilities - Other Intangible Assets and Goodwill, Schedule of the Carrying Amounts of Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 2,083
Intangible assets and goodwill at end of period	9,478	$ 2,083
Gross carrying value
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,216	134
Additions for the year	7,411	2,094
Effect of exchange rate adjustment	20	(12)
Intangible assets and goodwill at end of period	9,647	2,216
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(133)	(119)
Effect of exchange rate adjustment	(2)	8
Amortization for the year	16	11
Impairment losses for the year	18	11
Intangible assets and goodwill at end of period	(169)	(133)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	355
Intangible assets and goodwill at end of period	355	355
Goodwill | Gross carrying value
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	355	0
Additions for the year	0	354
Effect of exchange rate adjustment	0	1
Intangible assets and goodwill at end of period	355	355
Goodwill | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Effect of exchange rate adjustment	0	0
Impairment losses for the year	0	0
Intangible assets and goodwill at end of period	0	0
Licenses and Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	23
Intangible assets and goodwill at end of period	120	23
Licenses and Patents | Gross carrying value
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	149	134
Additions for the year	115	24
Effect of exchange rate adjustment	4	(9)
Intangible assets and goodwill at end of period	268	149
Licenses and Patents | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(126)	(119)
Effect of exchange rate adjustment	(2)	7
Amortization for the year	2	3
Impairment losses for the year	18	11
Intangible assets and goodwill at end of period	(148)	(126)
Technology Platform
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	173
Intangible assets and goodwill at end of period	529	173
Technology Platform | Gross carrying value
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	180	0
Additions for the year	369	180
Effect of exchange rate adjustment	1	0
Intangible assets and goodwill at end of period	550	180
Technology Platform | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(7)	0
Effect of exchange rate adjustment	0	1
Amortization for the year	14	8
Impairment losses for the year	0	0
Intangible assets and goodwill at end of period	(21)	(7)
Acquired IPR&D
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,532
Intangible assets and goodwill at end of period	8,474	1,532
Acquired IPR&D | Gross carrying value
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,532	0
Additions for the year	6,927	1,536
Effect of exchange rate adjustment	15	(4)
Intangible assets and goodwill at end of period	8,474	1,532
Acquired IPR&D | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Effect of exchange rate adjustment	0	0
Amortization for the year	0	0
Impairment losses for the year	0	0
Intangible assets and goodwill at end of period	$ 0	$ 0